Independent Auditors' Report



The Board of Directors
Sentry Life Insurance Company of New York and
The Contract Owners of
Sentry Variable Account I:


We have audited the accompanying statements of assets and liabilities of the Sentry Variable Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, "the Accounts")) as of December 31, 2008, and the related statements of operations for the year ended December 31, 2008 and changes in net assets and the financial highlights for the years ended December 31, 2008 and 2007. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Accounts for the years ended December 31, 2006, 2005, and 2004 were audited by other auditors whose report thereon dated February 8, 2007 expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31, 2008 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account I as of December 31, 2008, and the results of their operations for the year ended December 31, 2008, and changes in net assets and financial highlights for the years ended December 31, 2008 and 2007, in conformity with U.S. generally accepted accounting principles.

s/KPMG LLP


February 24, 2009



                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2008

Assets:

Investments at fair value:

        Janus Aspen Series:
           Aspen Large Cap Growth Portfolio, 85 shares (cost $1,577)            $           1,338
           Aspen Mid Cap Growth Portfolio, 4,001 shares (cost $146,607)                    85,074
           Aspen Worldwide Growth Portfolio, 44 shares (cost $998)                            853
           Aspen Balanced Portfolio, 306 shares (cost $6,761)                               7,010

        T. Rowe Price Fixed Income Series, Inc.:
           Prime Reserve Portfolio, 16,472 shares (cost $16,472)                           16,472
           Limited Term Bond Portfolio, 4,011 shares (cost $19,883)                        19,332

        T. Rowe Price Equity Series, Inc.:
           Equity Income Portfolio, 181 shares (cost $4,170)                                2,602
           Personal Strategy Balanced Portfolio, 4,195 shares (cost $78,866)               53,272
           Mid-Cap Growth Portfolio, 978 shares (cost $23,556)                             13,578

        T. Rowe Price International Series, Inc.:
           International Stock Portfolio, 1,495 shares (cost $22,546)                      12,315
                                                                                   ---------------

Total Assets                                                                    $         211,846
Total Liabilities                                                                               -
                                                                                   ---------------

Net Assets                                                                      $         211,846
                                                                                   ===============

                 See accompanying notes to financial statements



SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS




                                                                    For the Year ended December 31, 2008
                                                 ----------------------------------------------------------------------
                                                    Janus Aspen               Janus Aspen
                                                     Large Cap                  Mid Cap                 Janus Aspen
                                                      Growth*                    Growth                    Forty
                                                 -------------------        -----------------        ------------------

Investment Income:
  Dividends                                      $              149         $            344         $               3

Expenses:
  Mortality and expense risk charges                            235                    1,774                        24
                                                 -------------------        -----------------        ------------------

Net investment income (loss)                                   (86)                  (1,430)                      (21)
                                                 -------------------        -----------------        ------------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                        2,495                 (53,280)                     (430)

  Capital gain distributions received            -                                     8,182         -
                                                 -------------------        -----------------        ------------------

  Realized gain (loss) on investments and
    capital gain distributions, net                           2,495                 (45,098)                     (430)

Unrealized appreciation (depreciation), net                 (6,980)                 (31,184)         -
                                                 -------------------        -----------------        ------------------

Net increase (decrease) in net assets
  from operations                                $          (4,571)         $       (77,712)         $           (451)
                                                 ===================        =================        ==================



                                                    For the Year ended December 31, 2008
                                                 --------------------------------------------
                                                    Janus Aspen
                                                     Worldwide                Janus Aspen
                                                       Growth                   Balanced
                                                 -------------------        -----------------
Investment Income:
  Dividends                                      $               15         $            216

Expenses:
  Mortality and expense risk charges                             15                       95
                                                 -------------------        -----------------

Net investment income (loss)                     -                                       121
                                                 -------------------        -----------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                            7                       28

  Capital gain distributions received            -                                       549
                                                 -------------------        -----------------

  Realized gain (loss) on investments and
    capital gain distributions, net                               7                      577

Unrealized appreciation (depreciation), net                   (715)                  (2,119)
                                                 -------------------        -----------------

Net increase (decrease) in net assets
  from operations                                $            (708)         $        (1,421)
                                                 ===================        =================

                 See accompanying notes to financial statements

 *Formerly Janus Aspen Growth


SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS




                                                                 For the Year Ended December 31, 2008
                                               --------------------------------------------------------------------

                                                                                T. Rowe Price
                                                     T. Rowe Price             Limited Term            T. Rowe Price
                                                     Prime Reserve              Bond                    Equity Income
                                                     -------------------        ----------------        -----------------
Investment Income:
  Dividends                                          $            1,333         $        1,985          $            358

Expenses:
  Mortality and expense risk charges                                601                     602                      255
                                                     -------------------        ----------------        -----------------

Net investment income (loss)                                        732                   1,383                      103
                                                     -------------------        ----------------        -----------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)               -                                  (1,079)                  (4,779)

  Capital gain distributions received                -                          -                                    874
                                                     -------------------        ----------------        -----------------

  Realized gain (loss) on investments and
    capital gain distributions, net                  -                                  (1,079)                  (3,905)

Unrealized appreciation (depreciation), net          -                                      695                  (2,029)
                                                     -------------------        ----------------        -----------------

Net increase (decrease) in net assets
  from operations                                    $              732         $          999          $        (5,831)
                                                     ===================        ================        =================

                                                                    For the Year Ended December 31, 2008
                                                     --------------------------------------------------------------------
                                                     T. Rowe Price              T. Rowe Price
                                                     Personal Strategy          Mid-Cap                 T. Rowe Price
                                                     Balanced                   Growth                  International
                                                     -------------------        ----------------        -----------------

Investment Income:
  Dividends                                          $            4,714         $           -           $            394

Expenses:
  Mortality and expense risk charges                              2,585                     253                      296
                                                     -------------------        ----------------        -----------------

Net investment income (loss)                                      2,129                   (253)                       98
                                                     -------------------        ----------------        -----------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                         (12,309)                   (141)                     (36)

  Capital gain distributions received                             1,524                   1,055                      760
                                                     -------------------        ----------------        -----------------

  Realized gain (loss) on investments and
    capital gain distributions, net                            (10,785)                     914                      724

Unrealized appreciation (depreciation), net                    (63,044)                (10,208)                 (15,179)
                                                     -------------------        ----------------        -----------------

Net increase (decrease) in net assets
  from operations                                    $         (71,700)         $      (9,547)          $       (14,357)
                                                     ===================        ================        =================

                 See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS

                                                                       For the Year Ended December 31, 2008
                                                                      ----------------------------------------
                                                                                                 Vanguard
                                                                         Vanguard              Small Company
                                                                       Equity Index               Growth
                                                                      ----------------        ----------------
Investment Income:
  Dividends                                                           $            63         $             -

Expenses:
  Mortality and expense risk charges                                               27                       -
                                                                      ----------------        ----------------

Net investment income (loss)                                                       36                       -
                                                                      ----------------        ----------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                                          (612)                       -

  Capital gain distributions received                                             107                       -
                                                                      ----------------        ----------------

  Realized gain (loss) on investments and
    capital gain distributions, net                                             (505)                       -

Unrealized appreciation (depreciation), net                                     (107)                       -
                                                                      ----------------        ----------------

Net increase (decrease) in net assets
  from operations                                                     $         (576)         $             -
                                                                      ================        ================



                                                                       For the Year Ended December 31, 2008
                                                                      ----------------------------------------

                                                                         Vanguard                Vanguard
                                                                       Mid-Cap Index            REIT Index
                                                                      ----------------        ----------------
Investment Income:
  Dividends                                                           $             -         $             -

Expenses:
  Mortality and expense risk charges                                                -                       -
                                                                      ----------------        ----------------

Net investment income (loss)                                                        -                       -
                                                                      ----------------        ----------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                                          (117)                    (99)

  Capital gain distributions received                                               -                       -
                                                                      ----------------        ----------------

  Realized gain (loss) on investments and
    capital gain distributions, net                                             (117)                    (99)

Unrealized appreciation (depreciation), net                                        38                      50
                                                                      ----------------        ----------------

Net increase (decrease) in net assets
  from operations                                                     $          (79)         $          (49)
                                                                      ================        ================

                                 See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         For the Years ended December 31,
                                            --------------------------------------------------------------------------------------
                                                    Janus Aspen            Janus Aspen
                                                     Large Cap               Mid Cap                       Janus Aspen
                                                      Growth*                Growth                           Forty
                                            --------------------------    -----------------------------    ------------------------
                                               2008           2007             2008            2007             2008           2007
                                            ------------  ------------    -------------   -------------    ------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)              $      (86)   $     (144)     $   (1,430)    $   (2,452)      $    (21)     $        -

  Realized gains (losses) on investments          2,495            64         (45,098)       (27,037)         (430)              -

  Unrealized appreciation (depreciation),
net                                             (6,980)         3,919         (31,184)         76,256             -              -
                                            ------------  ------------    -------------  -------------    ----------    -----------

Net increase  (decrease) in net assets
from operations                                 (4,571)         3,839         (77,712)         46,767         (451)              -
                                            ------------  ------------    -------------  -------------    ----------    -----------

Contract transactions:
  Purchase payments                                   -             -                -              -         3,000              -

  Transfers between subaccounts, net                  -             -            6,224              -             -              -

  Withdrawals                                  (25,888)             -         (99,136)       (41,910)       (2,547)              -

  Contract maintenance fees                        (12)          (19)            (410)          (445)           (2)              -

  Surrender charges                                   -             -             (38)          (128)             -              -
                                            ------------  ------------    -------------  -------------    ----------    -----------

Net increase (decrease) in net assets
  derived from contract transactions           (25,900)          (19)         (93,360)       (42,483)           451              -
                                            ------------  ------------    -------------  -------------    ----------    -----------

Total increase (decrease) in net assets        (30,471)         3,820        (171,072)          4,284             -              -

Net assets at beginning of year                  31,809        27,989          256,146        251,862             -              -
                                            ------------  ------------    -------------  -------------    ----------    -----------

Net assets at end of year                   $     1,338   $    31,809     $    85,074    $   256,146      $       -     $        -
                                            ============  ============    =============  =============    ============    =========

                                                          For the Years ended December 31,
                                            -------------------------------------------------------------------
                                                    Janus Aspen
                                                     Worldwide                       Janus Aspen
                                                       Growth                         Balanced
                                            ----------------------------    -----------------------------
                                                2008            2007            2008            2007
                                            ------------    ------------    -------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)              $         -     $       (7)     $       121     $       112

  Realized gains (losses) on investments              7              13              577              36

  Unrealized appreciation (depreciation),
net                                               (715)             116          (2,119)             570
                                            ------------    ------------    -------------   -------------

Net increase  (decrease) in net assets
from operations                                   (708)             122          (1,421)             718
                                            ------------    ------------    -------------   -------------

Contract transactions:
  Purchase payments                                   -               -                -               -

  Transfers between subaccounts, net                  -               -                -               -

  Withdrawals                                         -               -                -               -

  Contract maintenance fees                        (11)            (11)             (42)            (39)

  Surrender charges                                   -               -                -               -
                                            ------------    ------------    -------------   -------------

Net increase (decrease) in net assets
  derived from contract transactions               (11)            (11)             (42)            (39)
                                            ------------    ------------    -------------   -------------

Total increase (decrease) in net assets           (719)             111          (1,463)             679

Net assets at beginning of year                   1,572           1,461            8,473           7,794
                                            ------------    ------------    -------------   -------------

Net assets at end of year                   $       853     $     1,572     $     7,010     $     8,473
                                            ============    ============    =============   =============

                 See accompanying notes to financial statements

 *Formerly Janus Aspen Growth

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS




                                                                         For the Years Ended December 31,
                                            ---------------------------------------------------------------------------------------
                                                                             T. Rowe Price
                                                   T. Rowe Price             Limited Term                    T. Rowe Price
                                                   Prime Reserve             Bond                            Equity Income
                                            ----------------------------    -----------------------------    ----------------------
                                               2008            2007            2008             2007            2008          2007
                                            ------------   ------------    ------------    -------------    ------------    -------
Increase (decrease) in net assets from operations:
  Net investment income (loss)              $       732    $     1,794     $     1,383    $     2,325      $       103    $      231

  Realized gains (losses) on investments    -              -                   (1,079)            (73)         (3,905)        10,112

  Unrealized appreciation (depreciation),
net                                         -              -                       695             834         (2,029)       (8,976)
                                            ------------   ------------    ------------   -------------    ------------   ----------

Net increase  (decrease) in net assets
from operations                                     732          1,794             999           3,086         (5,831)         1,367
                                            ------------   ------------    ------------   -------------    ------------   ----------

Contract transactions:
  Purchase payments                         -              -               -              -                -              -

  Transfers between subaccounts, net        -              -               -              -                    (4,778)    -

  Withdrawals                                  (35,370)    -                  (57,817)         (1,065)        (25,265)      (12,092)

  Contract maintenance fees                        (61)           (47)            (49)            (70)            (15)          (33)

  Surrender charges                         -              -                       (9)    -                -                    (94)
                                            ------------   ------------    ------------   -------------    ------------   ----------

Net increase (decrease) in net assets
  derived from contract transactions           (35,431)           (47)        (57,875)         (1,135)        (30,058)      (12,219)
                                            ------------   ------------    ------------   -------------    ------------   ----------

Total increase (decrease) in net assets        (34,699)          1,747        (56,876)           1,951        (35,889)      (10,852)

Net assets at beginning of year                  51,171         49,424          76,208          74,257          38,491        49,343
                                            ------------   ------------    ------------   -------------    ------------   ----------

Net assets at end of year                   $    16,472    $    51,171     $    19,332    $    76,208      $     2,602    $   38,491
                                            ============   ============    ============   =============    ============   ==========

                                                                         For the Years Ended December 31,
                                            ---------------------------------------------------------------------------------------
                                                   T. Rowe Price            T. Rowe Price                    T. Rowe Price
                                                 Personal Strategy            Mid-Cap                         International
                                                      Balanced                 Growth                             Stock
                                            ----------------------------    -----------------------------    -----------------------
                                               2008            2007            2008             2007            2008          2007
                                            ------------    ------------    ------------    -------------    ------------    -------

Increase (decrease) in net assets from operations:
  Net investment income (loss)              $     2,129    $     2,650     $     (253)    $     (277)      $        98     $      41

  Realized gains (losses) on investments       (10,785)         52,059             914           5,680             724         6,597

  Unrealized appreciation (depreciation),
net                                            (63,044)       (34,974)        (10,208)         (1,121)        (15,179)       (2,751)
                                            ------------   ------------    ------------   -------------    ------------    ---------

Net increase  (decrease) in net assets
from operations                                (71,700)         19,735         (9,547)           4,282        (14,357)         3,887
                                            ------------   ------------    ------------   -------------    ------------    ---------

Contract transactions:
  Purchase payments                               5,750          4,800           3,000    -                -               -

  Transfers between subaccounts, net        -              -               -              -                -               -

  Withdrawals                                 (156,060)      (101,173)         (2,692)         (6,769)         (6,008)       (3,773)

  Contract maintenance fees                       (328)          (344)            (12)            (14)            (15)          (14)

  Surrender charges                                (13)          (681)     -                      (53)     -                    (28)
                                            ------------   ------------    ------------   -------------    ------------    ---------

Net increase (decrease) in net assets
  derived from contract transactions          (150,651)       (97,398)             296         (6,836)         (6,023)       (3,815)
                                            ------------   ------------    ------------   -------------    ------------    ---------

Total increase (decrease) in net assets       (222,351)       (77,663)         (9,251)         (2,554)        (20,380)            72

Net assets at beginning of year                 275,623        353,286          22,829          25,383          32,695        32,623
                                            ------------   ------------    ------------   -------------    ------------    ---------

Net assets at end of year                   $    53,272    $   275,623     $    13,578    $    22,829      $    12,315     $  32,695
                                            ============   ============    ============    =============    ============    ========

                 See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         For the Years Ended December 31,
                                                           ----------------------------------------------------------------
                                                                                                        Vanguard
                                                                     Vanguard                        Small Company
                                                                   Equity Index                          Growth
                                                           -------------------------------    -----------------------------
                                                             2008               2007              2008             2007
                                                           --------------  ---------------    -------------    -----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $          36     $           13     $          -      $     (49)

  Realized gains (losses) on investments                         (505)                133                 -          1,687

  Unrealized appreciation (depreciation), net                    (107)                (9)                 -          (625)
                                                           --------------  ---------------    -------------    -----------

Net increase  (decrease) in net assets from
operations                                                       (576)                137                 -          1,013
                                                           --------------  ---------------    -------------    -----------

Contract transactions:
  Purchase payments                                                  -                  -                 -              -

  Transfers between subaccounts, net                                 -                  -                 -              -

  Withdrawals                                                  (2,855)               (75)                 -       (11,527)

  Contract maintenance fees                                        (3)                (1)                 -            (6)

  Surrender charges                                                  -                  -                 -           (91)
                                                           --------------  ---------------   --------------    -----------

Net increase (decrease) in net assets
  derived from contract transactions                           (2,858)               (76)                 -       (11,624)
                                                           --------------    -------------    --------------    -----------

Total increase (decrease) in net assets                        (3,434)                 61                 -       (10,611)

Net assets at beginning of year                                  3,434              3,373                 -         10,611
                                                           --------------    -------------    -------------    -----------

Net assets at end of year                                $          -      $        3,434     $          -      $      -
                                                           ==============   ==============    =============    ===========

                                                                          For the Years Ended December 31,
                                                           ----------------------------------------------------------------

                                                                     Vanguard                           Vanguard
                                                                  Mid-Cap Index                        REIT Index
                                                           -------------------------------    -----------------------------
                                                              2008              2007              2008            2007
                                                           --------------  ---------------   --------------    -----------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $          -      $           40     $          -      $       4

  Realized gains (losses) on investments                         (117)              4,408              (99)             49

  Unrealized appreciation (depreciation), net                       38            (3,270)                50          (158)
                                                         --------------    ---------------    --------------    -----------

Net increase  (decrease) in net assets from
operations                                                        (79)              1,178              (49)          (105)
                                                         --------------    ---------------    --------------    -----------

Contract transactions:
  Purchase payments                                                  -                  -                 -              -

  Transfers between subaccounts, net                           (1,000)                  -             (446)              -

  Withdrawals                                                        -           (13,376)                 -           (15)

  Contract maintenance fees                                          -                (7)                 -              -

  Surrender charges                                                  -              (105)                 -              -
                                                         --------------    ---------------    --------------    -----------

Net increase (decrease) in net assets
  derived from contract transactions                           (1,000)           (13,488)             (446)           (15)
                                                         --------------    ---------------    --------------    -----------

Total increase (decrease) in net assets                        (1,079)           (12,310)             (495)          (120)

Net assets at beginning of year                                  1,079             13,389               495            615
                                                         --------------    ---------------    --------------    -----------

Net assets at end of year                                $         -       $        1,079     $         -       $     495
                                                         ==============    ===============    ==============    ===========

                 See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2008 and 2007

1.  Organization

    The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. The Account is an accounting entity wherein all segregated account transactions are reflected.

    The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and Vanguard Variable Insurance Fund collectively the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

    The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' Annual Reports are included in the Variable Account's Annual Report.

2.  Significant Accounting Policies

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Valuation of Investments

    Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2008. The funds value their investment securities at fair value.

    Securities Transactions and Investment Income

    Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

    Federal Income Taxes

    The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

    Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

    Recently Issued Accounting Standard

    In September 2007, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

     interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Variable Account's financial position or results of operations.

3.   Purchases and Sales of Securities

     In 2008, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                   Proceeds
                                                 Purchases         on Sales
                                                 ---------------   ------------
     *Janus Aspen Large Cap Growth Portfolio     $     149          $ 26,134
     Janus Aspen Mid Cap Growth Portfolio           14,749           101,361
     Janus Aspen Forty Portfolio                     3,003             2,574
     Janus Aspen Worldwide Growth Portfolio             15                25
     Janus Aspen Balanced Portfolio                    765               137
     T. Rowe Price Prime Reserve Portfolio           1,333            36,032
     T. Rowe Price Limited Term Bond Portfolio       1,985            58,478
     T. Rowe Price Equity Income Portfolio           1,232            30,313
     T. Rowe Price Personal Strategy Balanced
       Portfolio                                    11,988           158,985
     T. Rowe Price Mid-Cap Growth Portfolio          4,055             2,957
     T. Rowe Price International Stock Portfolio     1,153             6,319
     Vanguard Equity Index Portfolio                   169             2,726
     Vanguard Small Company Growth Portfolio             -                 -
     Vanguard Mid-Cap Index Portfolio                    -             1,000
     Vanguard REIT Index Portfolio                       -               446
                                                 ---------------    ----------
         Total                                   $  40,596          $427,487
                                                 ===============    ===========

     In 2007, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                     Proceeds
                                                     Purchases       on Sales
                                                 ---------------   ------------
    *Janus Aspen Large Cap Growth Portfolio      $         221     $     386
     Janus Aspen Mid Cap Growth Portfolio                 1,783       45,454
     Janus Aspen Worldwide Growth Portfolio                  12           31
     Janus Aspen Balanced Portfolio                         211          138
     T. Rowe Price Prime Reserve Portfolio                2,398          651
     T. Rowe Price Limited Term Bond Portfolio            3,222        2,032
     T. Rowe Price Equity Income Portfolio               15,311       24,869
     T. Rowe Price Personal Strategy Balanced
         Portfolio                                       50,881      120,479
     T. Rowe Price Mid-Cap Growth Portfolio               9,230       13,923
     T. Rowe Price International Stock Portfolio          7,686        7,835
     Vanguard Equity Index Portfolio                        184          118
     Vanguard Small Company Growth Portfolio             12,585       10,620
     Vanguard Mid-Cap Index Portfolio                    15,061       13,005
     Vanguard REIT Index Portfolio                           57           21
                                                 ---------------   ----------
         Total                                   $     118,842     $ 239,562
                                                 ===============   ==========

        *Formerly Janus Aspen Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

4.     Expenses and Related Party Transactions

       A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 7).

       The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

       There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

       Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

       Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.     Fair Value Measurement

       SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Variable Account general uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Variable Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

       In accordance with SFAS 157, the Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

       The Company categorizes financial assets recorded at fair value as follows:

       Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

       Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.


SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

   Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.
   The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

   The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

                                                                   Level 1          Level 2              Level 3          Total
                                                                   -------          -------              -------          -----

   Variable Account Investments                                         -        $     211,846               -        $    211,846

   The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

6. Changes in Units Outstanding

   The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                                                    Units            Units            Net Increase
                                                                    Issued          Redeemed           (Decrease)
                                                                   -----------    ---------------     ----------------
   *Janus Aspen Large Cap Growth Portfolio                                  -              3,881              (3,881)
   Janus Aspen Mid Cap Growth Portfolio                                  113              1,835              (1,722)
   Janus Aspen Forty Portfolio                                           270                270                    -
   Janus Aspen Worldwide Growth Portfolio                                  -                  3                  (3)
   Janus Aspen Balanced Portfolio                                          -                  3                  (3)
   T. Rowe Price Prime Reserve Portfolio                                   -              1,610              (1,610)
   T. Rowe Price Limited Term Bond Portfolio                               -              1,685              (1,685)
   T. Rowe Price Equity Income Portfolio                                   -              2,013              (2,013)
   T. Rowe Price Personal Strategy Balanced Portfolio                    155              4,502              (4,347)
   T. Rowe Price Mid-Cap Growth Portfolio                                181                182                  (1)
   T. Rowe Price International Stock Portfolio                             -                717                (717)
   Vanguard Equity Index Portfolio                                         -                246                (246)
   Vanguard Mid-Cap Index Portfolio                                        -                 65                 (65)
   Vanguard REIT Index Portfolio                                           -                 26                 (26)

   The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                                                    Units            Units            Net Increase
                                                                    Issued          Redeemed           (Decrease)
                                                                  -----------    ---------------     ----------------
   *Janus Aspen Large Cap Growth Portfolio                                  -                  3                  (3)
   Janus Aspen Mid Cap Growth Portfolio                                    -                794                (794)
   Janus Aspen Worldwide Growth Portfolio                                  -                  1                  (1)
   Janus Aspen Balanced Portfolio                                          -                  3                  (3)
   T. Rowe Price Prime Reserve Portfolio                                   -                  2                  (2)
   T. Rowe Price Limited Term Bond Portfolio                               -                 35                 (35)
   T. Rowe Price Equity Income Portfolio                                 686              1,382                (696)
   T. Rowe Price Personal Strategy Balanced Portfolio                    422              2,610              (2,188)
   T. Rowe Price Mid-Cap Growth Portfolio                                375                752                (377)
   T. Rowe Price International Stock Portfolio                           302                622                (320)
   Vanguard Equity Index Portfolio                                         -                  6                  (6)
   Vanguard Small Company Growth Portfolio                               765              1,530                (765)
   Vanguard Mid-Cap Index Portfolio                                      779              1,560                (781)
   Vanguard REIT Index Portfolio                                           -                  -                    -

   *Formerly Janus Aspen Growth Portfolio



SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

7.     Financial Highlights

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2008 follows:

                                                                                                Expenses     Income
                                                                                                as a % of    as a % of
                                                                             Net Assets         Average      Average
                                                                         --------------------
                                                                           Unit                  Net          Net         Total
                                                               Units       Value     (000's)    Assets#      Assets       Return

    *  Janus Aspen Large Cap Growth Portfolio                       292     $ 4.54      $  1        1.20 %       0.85 %    (40.44)%

       Janus Aspen Mid Cap Growth Portfolio                       2,555      33.30        85        1.20         0.24      (44.40)

       Janus Aspen Forty Portfolio                                    -          -         -        1.20         0.15      (44.82)

       Janus Aspen Worldwide Growth Portfolio                       204       4.17         1        1.20         1.22      (45.33)

       Janus Aspen Balanced Portfolio                               649      10.81         7        1.20         2.75      (16.84)

       T. Rowe Price Prime Reserve Portfolio                        749      22.00        16        1.20         2.74         1.45

       T. Rowe Price Limited Term Bond Portfolio                    570      33.90        19        1.20         4.29         0.34

       T. Rowe Price Equity Income Portfolio                        242      10.77         3        1.20         1.87      (36.87)

       T. Rowe Price Personal Strategy Balanced Portfolio         1,682      31.67        53        1.20         2.29      (30.72)

       T. Rowe Price Mid-Cap Growth Portfolio                     1,291      10.51        14        1.20            -      (40.48)

       T. Rowe Price International Stock Portfolio                2,076       5.93        12        1.20         1.63      (49.32)

       Vanguard Equity Index Portfolio                                -       8.68         -        1.20         3.03      (37.69)

       Vanguard Mid-Cap Index Portfolio                               -       9.54         -        1.20            -      (42.51)

       Vanguard REIT Index Portfolio                                  -      12.18         -        1.20            -      (37.99)

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2007 follows:

                                                                                                Expenses    Income
                                                                                                as a % of   as a % of
                                                                             Net Assets         Average     Average
                                                                         --------------------
                                                                           Unit                  Net        Net           Total
                                                               Units       Value     (000's)    Assets#     Assets        Return
                                                               -----       -----     -------    -------     ------        ------

    *  Janus Aspen Large Cap Growth Portfolio                     4,173     $ 7.62      $ 32        1.20  %     0.73 %     13.72  %

       Janus Aspen Mid Cap Growth Portfolio                       4,277      59.89       256        1.20         0.21      20.59

       Janus Aspen Worldwide Growth Portfolio                       207       7.63         2        1.20         0.76       8.32

       Janus Aspen Balanced Portfolio                               652      13.00         8        1.20         2.56       9.22

       T. Rowe Price Prime Reserve Portfolio                      2,359      21.69        51        1.20         4.76       3.63

       T. Rowe Price Limited Term Bond Portfolio                  2,255      33.79        76        1.20         4.32       4.22

       T. Rowe Price Equity Income Portfolio                      2,255      17.06        38        1.20         1.70       2.03

       T. Rowe Price Personal Strategy Balanced Portfolio         6,029      45.71       276        1.20         2.15       6.33

       T. Rowe Price Mid-Cap Growth Portfolio                     1,292      17.66        23        1.20         0.18      16.12

       T. Rowe Price International Stock Portfolio                2,793      11.70        33        1.20         1.32      11.69

       Vanguard Equity Index Portfolio                              246      13.93         3        1.20         1.53       4.17

       Vanguard Small Company Growth Portfolio                        -          -         -        1.20         0.66       2.58

       Vanguard Mid-Cap Index Portfolio                              65      16.60         1        1.20         1.59       4.93

       Vanguard REIT Index Portfolio                                 26      19.65         -        1.20         1.90      (17.56)

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

    *  Formerly Janus Aspen Growth Portfolio




SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

      A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 follows:

                                                                                                Expenses    Income
                                                                                                as a % of   as a % of
                                                                            Net Assets           Average    Average
                                                                        -------------------
                                                                           Unit                  Net         Net          Total
                                                               Units       Value     (000's)    Assets#      Assets       Return
                                                               -----       -----     -------    -------      ------       ------

   *  Janus Aspen Large Cap Growth Portfolio                     4,176     $6.70     $ 28         1.20   %    0.49 %      10.06  %

      Janus Aspen Mid Cap Growth Portfolio                       5,071     49.66      252         1.20           -        12.27

      Janus Aspen Worldwide Growth Portfolio                       208      7.04        1         1.20        1.74        16.81

      Janus Aspen Balanced Portfolio                               655     11.90        8         1.20        2.16         9.41

      T. Rowe Price Prime Reserve Portfolio                      2,361     20.93       49         1.20        4.49         3.36

      T. Rowe Price Limited Term Bond Portfolio                  2,290     32.42       74         1.20        4.06         2.83

      T. Rowe Price Equity Income Portfolio                      2,951     16.72       49         1.20        1.64        17.57

      T. Rowe Price Personal Strategy Balanced Portfolio         8,217     42.99      353         1.20        2.08        10.53

      T. Rowe Price Mid-Cap Growth Portfolio                     1,669     15.21       25         1.20           -        5.38

      T. Rowe Price International Stock Portfolio                3,113     10.48       33         1.20        1.20        17.68

      Vanguard Equity Index Portfolio                           252.00     13.37        3         1.20        1.67        14.31

      Vanguard Small Company Growth Portfolio                   765.00     13.87       11         1.20        0.30         8.89

      Vanguard Mid-Cap Index Portfolio                             846     15.82       13         1.20        0.93        12.39

      Vanguard REIT Index Portfolio                                 26     23.83        1         1.20           -        33.32

   # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:

                                                                                     Expenses   Income
                                                                                     as a % of  as a % of
                                                                 Net Assets          Average    Average
                                                               -----------------
                                                                           Unit                  Net         Net          Total
                                                               Units       Value     (000's)    Assets#      Assets       Return
                                                               -----       -----     -------    -------      ------       ------

     *  Janus Aspen Large Cap Growth Portfolio                     4,179   $6.09      $ 25         1.20 %      0.34 %      3.05  %

      Janus Aspen Mid Cap Growth Portfolio                       5,148     44.24       228         1.20           -       10.98

      Janus Aspen Worldwide Growth Portfolio                       209      6.03         1         1.20        1.42        4.61

      Janus Aspen Balanced Portfolio                               659     10.88         7         1.20        2.30        6.67

      T. Rowe Price Prime Reserve Portfolio                      2,321     20.25        47         1.20        2.76        1.57

      T. Rowe Price Limited Term Bond Portfolio                  3,197     31.53       101         1.20        3.55        0.54

      T. Rowe Price Equity Income Portfolio                      6,612     14.22        94         1.20        1.58        2.69

      T. Rowe Price Personal Strategy Balanced Portfolio         9,379     38.90       365         1.20        1.79        5.16

      T. Rowe Price Mid-Cap Growth Portfolio                     2,436     14.44        35         1.20           -       13.38

      T. Rowe Price International Stock Portfolio                2,365      8.91        21         1.20        1.65       14.66

      Vanguard Balanced Portfolio                                    -         -         -         1.20       10.52        5.54

      Vanguard Equity Index Portfolio                                -         -         -         1.20        7.22        3.52

      Vanguard Small Company Growth Portfolio                    1,607     12.74        20         1.20           -        4.98

      Vanguard Mid-Cap Index Portfolio                             983     14.08        14         1.20        0.97       12.60

      Vanguard REIT Index Portfolio                                  -         -         -         1.20       12.03       10.49

   # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

   *  Formerly Janus Aspen Growth Portfolio


SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:

                                                                                          Expenses      Income
                                                                                          as a % of     as a % of
                                                                         Net Assets        Average       Average
                                                                     -------------------
                                                                       Unit                  Net         Net        Total
                                                             Units    Value     (000's)    Assets#      Assets      Return
                                                             -----    -----     -------    -------      ------      ------

       Janus Aspen Growth Portfolio                           4,182     $5.91    $ 25         1.20 %      0.15 %      3.32  %

       Janus Aspen Mid Cap Growth Portfolio                   5,179     39.86     206         1.20           -       19.38

       Janus Aspen Worldwide Growth Portfolio                   211      5.76       1         1.20        1.04        3.58

       Janus Aspen Balanced Portfolio                           662     10.20       7         1.20        2.29        7.29

       T. Rowe Price Prime Reserve Portfolio                  2,071     19.94      41         1.20        0.85      (0.27)

       T. Rowe Price Limited Term Bond Portfolio              3,282     31.36     103         1.20        3.29      (0.06)

       T. Rowe Price Equity Income Portfolio                  9,965     13.85     138         1.20        1.58       13.61

       T. Rowe Price Personal Strategy Balanced Portfolio     9,153     36.99     339         1.20        2.05       11.51

       T. Rowe Price Mid-Cap Growth Portfolio                 1,271     12.73      16         1.20           -       17.00

       T. Rowe Price International Stock Portfolio              266      7.77       2         1.20        1.53       12.47

       Vanguard Balanced Portfolio                              305     11.92       4         1.20        2.51        9.93

       Vanguard Equity Index Portfolio                          318     11.30       4         1.20        1.29        9.45

       Vanguard Small Company Growth Portfolio                2,012     12.13      24         1.20        0.06       13.90

       Vanguard Mid-Cap Index Portfolio                         939     12.50      12         1.20        0.27       18.86

       Vanguard REIT Index Portfolio                            250     16.18       4         1.20        3.13       28.94

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

8.     Diversification Requirements

       Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

       The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.